Partly-owned Subsidiaries with Material Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Partly-owned Subsidiaries with Material Non-controlling Interests
42	PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Details of the Group’s subsidiaries that have material
non-controlling
interests are set out below:

	2020	2019
Percentage of equity interest held by non-controlling interests:
CEA Jiangsu	37.44%	37.44%
CEA Yunnan	9.64%	9.64%
CEA Wuhan	40.00%	40.00%

	2020 RMB million	2019 RMB million
(Loss)/profit for the year allocated to non-controlling interests:
CEA Jiangsu	(435)	115
CEA Yunnan	(73)	50
CEA Wuhan	(207)	128

Dividends paid to non-controlling interests of CEA Jiangsu	—	37
Dividends paid to non-controlling interests of CEA Wuhan	—	45

Accumulated balances of non-controlling interests at the reporting date:
CEA Jiangsu	1,010	1,445
CEA Yunnan	631	704
CEA Wuhan	1,299	1,511

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million
2020
Revenue	4,550	6,048	1,650
Total expenses	(5,713)	(6,809)	(2,167)
Loss for the year	(1,163)	(761)	(517)
Total comprehensive income for the year	(1,164)	(761)	(532)

Current assets	477	290	97
Non-current assets	12,724	17,999	7,590
Current liabilities	(4,109)	(5,219)	(1,998)
Non-current liabilities	(6,395)	(6,528)	(2,441)

Net cash flows from operating activities	1,833	3,232	642
Net cash flows used in investing activities	(331)	(534)	(99)
Net cash flows used in financing activities	(1,556)	(2,698)	(543)
Effect of foreign exchange rate changes, net	—	—	—

Net decrease in cash and cash equivalents	(55)	—	—

	CEA Jiangsu RMB million	CEA Yunnan RMB million	CEA Wuhan RMB million
2019
Revenue	9,774	11,634	4,743
Total expenses	9,466	11,110	4,424
Profit for the year	308	524	319
Total comprehensive income for the year	309	524	328

Current assets	1,116	575	369
Non-current assets	12,620	19,210	7,917
Current liabilities	(2,486)	(3,623)	(1,611)
Non-current liabilities	(7,390)	(8,859)	(2,897)

Net cash flows from operating activities	1,930	2,457	885
Net cash flows used in investing activities	(16)	(425)	(222)
Net cash flows used in financing activities	(1,874)	(2,031)	(666)
Effect of foreign exchange rate changes, net	—	—	—

Net increase/(decrease) in cash and cash equivalents	40	1	(3)